Related Parties (Details) - Schedule of current liabilities – related parties - Current Liabilities [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	$ 57,506	$ 4
Shareholders of Bokefa Petroleum and Gas [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	308
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	659	4
Shareholders of Tingo Mobile Limited [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	$ 56,539